Oct. 6, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:   Document Control - EDGAR

RE:     IDS Life Variable Account 10
        IDS Life Flexible Portfolio Annuity
        File No. 33-62407/811-07355

Dear Commissioners:

Registrant certifies that the form of the supplement to the Prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,



/s/ Mary Ellyn Minenko
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    Mary Ellyn Minenko
    Counsel